Goodwill and Intangible Assets - Definite Lived Intangibles Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Gross Carrying Amount	$ 120,990	$ 93,710
Accumulated Amortization	$ (29,967)	$ (24,210)
Weighted-Avg Life (in Years)	12 years 1 month 6 days	11 years 10 months 24 days
Customer lists/relationships
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Gross Carrying Amount	$ 115,940	$ 88,240
Accumulated Amortization	$ (25,973)	$ (20,737)
Weighted-Avg Life (in Years)	12 years 3 months 18 days	12 years 2 months 12 days
Customer lists/relationships | Ceratti
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Definite-lived intangible assets acquired	$ 20,500
Customer lists/relationships | Fontanini
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Definite-lived intangible assets acquired	10,000
Customer lists/relationships | Justin's
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Definite-lived intangible assets acquired		$ 5,800
Non-compete agreements | Justin's
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Definite-lived intangible assets acquired		1,400
Formulas and recipes
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Gross Carrying Amount	1,950	1,950
Accumulated Amortization	$ (1,950)	$ (1,796)
Weighted-Avg Life (in Years)	10 years	10 years
Other intangibles
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Gross Carrying Amount	$ 3,100	$ 3,520
Accumulated Amortization	$ (2,044)	$ (1,677)
Weighted-Avg Life (in Years)	5 years 9 months 18 days	6 years 3 months 18 days